Schedule of financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Jun. 18, 2024 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Current Assets
Cash and cash equivalents	$ 5,996	₨ 562,607	$ 5,847	₨ 548,668		₨ 1,741,950	₨ 503,601
Other current financial assets	861	80,769		64,722
Non-current liabilities
Employee benefits	(1,105)	(103,723)		(65,830)
Current liabilities
Borrowings		(716,217)		(545,864)
Trade and other payables		(2,821,826)		(2,953,069)
Employee benefits	(917)	(86,011)		(62,550)
Equity	$ (88,079)	₨ (8,264,455)		₨ (7,904,834)		₨ (7,760,272)	₨ (719,319)
Adventure and Nature Network Pvt. Ltd. [member]
Current Assets
Cash and cash equivalents					₨ 2,872
Other current financial assets					338
Non-current liabilities
Employee benefits					(151)
Current liabilities
Borrowings					(109,043)
Trade and other payables
Employee benefits					(209)
Other non-financial liability					(2,343)
Equity					(108,536)
Group’s carrying amount of the investment (50%)					(54,268)
Transferred to other liabilities (refer to Note 37)
True-up of carrying value to group share loss					54,268
Net carrying amount of investment